                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Premier Growth Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: September 30, 2007
                          ------------------

ITEM 1: SCHEDULE OF INVESTMENTS.
         A copy of Schedule of Investments for the period ended 9/30/07 is included with this Form.

Value Line Premier Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

    SHARES                                                  VALUE
  -----------------------------------------------------------------
    COMMON STOCKS  (96.6%)

                 ADVERTISING  (0.5%)
     30,000      Focus Media Holding Ltd. ADR *     $     1,740,600
     17,000      R.H. Donnelley Corp.  *                    952,340
                                                    ---------------
                                                          2,692,940
                 AEROSPACE/DEFENSE  (3.0%)
     12,000      Alliant Techsystems, Inc.  *             1,311,600
     36,000      BE Aerospace, Inc.  *                    1,495,080
     13,000      Boeing Co. (The)                         1,364,870
     12,989      DRS Technologies, Inc.                     715,954
     15,600      General Dynamics Corp.                   1,317,732
     12,500      L-3 Communications Holdings, Inc.        1,276,750
     11,000      Lockheed Martin Corp.                    1,193,390
     12,000      Northrop Grumman Corp.                     936,000
     23,800      Precision Castparts Corp.                3,521,924
     18,400      Raytheon Co.                             1,174,288
     19,600      Rockwell Collins, Inc.                   1,431,584
     27,000      Teledyne Technologies, Inc.  *           1,441,530
                                                    ---------------
                                                         17,180,702
                 AIR TRANSPORT  (0.3%)
    106,500      Lan Airlines S.A. ADR                    1,709,325

                 APPAREL  (1.4%)
     36,000      Gildan Activewear, Inc. Class A *        1,418,040
     46,000      Guess?, Inc.                             2,255,380
     30,000      Phillips-Van Heusen Corp.                1,574,400
     19,800      Polo Ralph Lauren Corp. Class A          1,539,450
     15,000      VF Corp.                                 1,211,250
                                                    ---------------
                                                          7,998,520
                 AUTO & TRUCK  (0.4%)
     21,000      Oshkosh Truck Corp.                      1,301,370
      8,000      Toyota Motor Corp. ADR                     934,880
                                                    ---------------
                                                          2,236,250
                 AUTO PARTS  (0.9%)
     13,000      Autoliv, Inc.                              776,750
     16,000      BorgWarner, Inc.                         1,464,480
     20,000      Johnson Controls, Inc.                   2,362,200
      6,000      WABCO Holdings, Inc.                       280,500
                                                    ---------------
                                                          4,883,930
                 BANK  (1.9%)
     68,800      Banco Bilbao Vizcaya Argentaria,
                   S.A. ADR                               1,601,664
     35,000      Bancolombia S.A. ADR                     1,212,750
     25,000      Bank of Hawaii Corp.                     1,321,250
     24,000      Colonial BancGroup, Inc. (The)             518,880
     32,000      ICICI Bank Ltd. ADR                      1,687,040
     12,200      Kookmin Bank ADR                         1,000,278
      5,600      M&T Bank Corp.                             579,320
      7,322      PNC Financial Services Group,
                   Inc.                                     498,628
     10,000      Unibanco - Uniao de Bancos
                   Brasileiros S.A. GDR                   1,315,500
     30,000      Wells Fargo & Co.                        1,068,600
                                                    ---------------
                                                         10,803,910

    SHARES                                                  VALUE
  -----------------------------------------------------------------
                 BANK - CANADIAN  (0.8%)
     13,300      Bank of Montreal                   $       870,884
     22,100      Bank of Nova Scotia                      1,160,250
      8,200      Canadian Imperial Bank of
                   Commerce                                 819,508
     23,400      Royal Bank of Canada                     1,299,168
      7,400      Toronto-Dominion Bank (The)                567,432
                                                    ---------------
                                                          4,717,242
                 BANK - FOREIGN  (0.8%)
     65,500      Banco Itau Holding Financeira S.A.
                   ADR                                    3,315,610
     60,000      Banco Santander Central Hispano
                   S.A. ADR                               1,158,600
      5,500      Banco Santander Chile S.A. ADR             278,135
                                                    ---------------
                                                          4,752,345
                 BANK - MIDWEST  (0.5%)
     18,690      Commerce Bancshares, Inc.                  857,684
     21,000      Marshall & Ilsley Corp.                    919,170
     17,900      Northern Trust Corp.                     1,186,233
                                                    ---------------
                                                          2,963,087
                 BEVERAGE - SOFT DRINK  (1.8%)
     29,000      Companhia de Bebidas das Americas
                   ADR                                    2,120,770
     30,000      Fomento Economico Mexicano S.A.B.
                   de C.V. ADR Unit 1 Ser. B              1,122,000
     98,000      Hansen Natural Corp.  *                  5,554,640
     17,000      PepsiCo, Inc.                            1,245,420
                                                    ---------------
                                                         10,042,830
                 BIOTECHNOLOGY  (0.3%)
     18,000      Techne Corp.  *                          1,135,440
     12,800      United Therapeutics Corp.  *               851,712
                                                    ---------------
                                                          1,987,152
                 BUILDING MATERIALS  (1.3%)
     12,000      Fluor Corp.                              1,727,760
      2,000      Granite Construction, Inc.                 106,040
     40,000      Jacobs Engineering Group, Inc. *         3,023,200
     24,000      Simpson Manufacturing Company, Inc.        764,400
     18,300      Washington Group International, Inc. *   1,606,923
                                                    ---------------
                                                          7,228,323
                 CABLE TV  (0.7%)
     41,000      DIRECTV Group, Inc. (The)  *               995,480
     37,800      Rogers Communications, Inc. Class B      1,721,034
     59,000      Shaw Communications, Inc. Class B        1,465,560
                                                    ---------------
                                                          4,182,074
                 CANADIAN ENERGY  (0.9%)
     46,000      Nexen, Inc.                              1,404,840
      7,000      Petro-Canada                               401,730
     19,000      Suncor Energy, Inc.                      1,801,390
     17,000      Talisman Energy, Inc.                      334,900
     26,000      TransCanada Corp.                          951,860
                                                    ---------------
                                                          4,894,720
                 CEMENT & AGGREGATES  (0.7%)
     30,736      Cemex S.A. de C.V. ADR *                   919,621
      4,650      Florida Rock Industries, Inc.              290,579
     12,000      Martin Marietta Materials, Inc.          1,602,600

                                            Value Line Premier Growth Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

    SHARES                                                  VALUE
  -----------------------------------------------------------------
     11,000      Vulcan Materials Co.               $       980,650
                                                    ---------------
                                                          3,793,450
                 CHEMICAL - BASIC  (0.3%)
     14,000      Potash Corporation of
                   Saskatchewan, Inc.                     1,479,800

                 CHEMICAL - DIVERSIFIED  (1.6%)
     15,000      Air Products & Chemicals, Inc.           1,466,400
     44,000      Albemarle Corp.                          1,944,800
     16,000      Bayer AG ADR                             1,269,600
      8,000      FMC Corp.                                  416,160
     28,000      Monsanto Co.                             2,400,720
     25,000      Pall Corp.                                 972,500
      4,600      Veolia Environnement ADR                   396,244
                                                    ---------------
                                                          8,866,424
                 CHEMICAL - SPECIALTY  (1.8%)
     29,000      Airgas, Inc.                             1,497,270
     26,000      Ecolab, Inc.                             1,227,200
     15,000      H.B. Fuller Co.                            445,200
     10,000      Lubrizol Corp. (The)                       650,600
     30,000      Praxair, Inc.                            2,512,800
     16,000      Sherwin-Williams Co. (The)               1,051,360
     30,000      Sigma-Aldrich Corp.                      1,462,200
     36,800      Syngenta AG ADR                          1,594,544
                                                    ---------------
                                                         10,441,174
                 COMPUTER & PERIPHERALS  (0.8%)
     62,000      EMC Corp.  *                             1,289,600
     32,000      Hewlett-Packard Co.                      1,593,280
     18,600      MICROS Systems, Inc.  *                  1,210,302
      7,000      Riverbed Technology, Inc.  *               282,730
                                                    ---------------
                                                          4,375,912
                 COMPUTER SOFTWARE & SERVICES (2.8%)
     28,000      Accenture Ltd. Class A                   1,127,000
     60,000      ANSYS, Inc.  *                           2,050,200
     50,000      Cognizant Technology Solutions
                   Corp. Class A  *                       3,988,500
     17,000      DST Systems, Inc.  *                     1,458,770
     28,400      Infosys Technologies Ltd. ADR            1,374,276
     18,000      NAVTEQ Corp.  *                          1,403,460
     52,000      Oracle Corp.  *                          1,125,800
     42,000      Satyam Computer Services Ltd. ADR        1,087,380
     34,000      SEI Investments Co.                        927,520
     29,000      VeriFone Holdings, Inc.  *               1,285,570
                                                    ---------------
                                                         15,828,476
                 DIVERSIFIED COMPANIES  (3.6%)
     85,000      ABB Ltd. ADR                             2,229,550
     24,000      Acuity Brands, Inc.                      1,211,520
     19,300      American Standard Companies, Inc.          687,466
     33,000      AMETEK, Inc.                             1,426,260
     11,000      Barnes Group, Inc.                         351,120
     18,300      Brink's Co. (The)                        1,022,604
     34,875      Brookfield Asset Management, Inc.
                   Class A                                1,342,687
     16,000      Danaher Corp.                            1,323,360
     24,000      ESCO Technologies, Inc.  *                 797,760
     19,000      Honeywell International, Inc.            1,129,930

    SHARES                                                  VALUE
  -----------------------------------------------------------------
     17,200      ITT Corp.                          $     1,168,396
     55,500      McDermott International, Inc.  *         3,001,440
     10,000      SPX Corp.                                  925,600
     19,000      Textron, Inc.                            1,181,990
     17,000      United Technologies Corp.                1,368,160
     13,700      Valmont Industries, Inc.                 1,162,445
                                                    ---------------
                                                         20,330,288
                 DRUG  (2.3%)
     28,000      Alexion Pharmaceuticals, Inc.  *         1,824,200
     17,200      Allergan, Inc.                           1,108,884
     52,000      Celgene Corp.  *                         3,708,120
     18,400      Covance, Inc.  *                         1,433,360
     42,000      Gilead Sciences, Inc.  *                 1,716,540
     24,500      Immucor, Inc.  *                           875,875
      8,400      Novo Nordisk A/S ADR                     1,016,736
     32,000      Pharmaceutical Product
                   Development, Inc.                      1,134,080
     11,000      Pharmion Corp.  *                          507,540
                                                    ---------------
                                                         13,325,335
                 E-COMMERCE  (0.3%)
      4,000      Ctrip.com International Ltd. ADR           207,200
     30,000      Salesforce.com, Inc.  *                  1,539,600
                                                    ---------------
                                                          1,746,800
                 EDUCATIONAL SERVICES  (0.6%)
      6,000      Blackboard, Inc.  *                        275,040
     15,500      ITT Educational Services, Inc.  *        1,886,195
      6,000      Strayer Education, Inc.                  1,011,780
                                                    ---------------
                                                          3,173,015
                 ELECTRICAL EQUIPMENT  (2.5%)
     24,000      Baldor Electric Co.                        958,800
     23,200      Cooper Industries Ltd. Class A           1,185,288
     24,000      Emerson Electric Co.                     1,277,280
     22,000      FLIR Systems, Inc.  *                    1,218,580
     24,000      Garmin Ltd.                              2,865,600
     27,000      General Cable Corp.  *                   1,812,240
     17,000      Harman International Industries, Inc.    1,470,840
     21,500      Thomas & Betts Corp.  *                  1,260,760
     41,600      Trimble Navigation Ltd.  *               1,631,136
     15,700      WESCO International, Inc.  *               674,158
                                                    ---------------
                                                         14,354,682
                 ELECTRICAL UTILITY - CENTRAL (0.7%)
     13,000      Entergy Corp.                            1,407,770
     34,000      TXU Corp.                                2,327,980
                                                    ---------------
                                                          3,735,750
                 ELECTRICAL UTILITY - EAST  (0.4%)
     18,000      Exelon Corp.                             1,356,480
     17,000      FirstEnergy Corp.                        1,076,780
                                                    ---------------
                                                          2,433,260
                 ELECTRICAL UTILITY - WEST  (0.2%)
     18,500      Sempra Energy                            1,075,220

Value Line Premier Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

    SHARES                                                  VALUE
  -----------------------------------------------------------------
                 ELECTRONICS  (1.0%)
     40,800      Amphenol Corp. Class A             $     1,622,208
     29,550      Diodes, Inc.  *                            948,555
     26,500      Harris Corp.                             1,531,435
     31,000      MEMC Electronic Materials, Inc.  *       1,824,660
                                                    ---------------
                                                          5,926,858
                 ENTERTAINMENT  (0.2%)
     15,100      Central European Media Enterprises
                   Ltd. Class A  *                        1,384,821
                 ENTERTAINMENT TECHNOLOGY  (0.3%)
     29,000      Dolby Laboratories, Inc. Class A *       1,009,780
     26,000      Scientific Games Corp. Class A *           977,600
                                                    ---------------
                                                          1,987,380
                 ENVIRONMENTAL  (0.8%)
     37,500      Republic Services, Inc.                  1,226,625
     36,600      Stericycle, Inc.  *                      2,092,056
     37,800      Waste Connections, Inc.  *               1,200,528
                                                    ---------------
                                                          4,519,209
                 FINANCIAL SERVICES - DIVERSIFIED (3.8%)
     12,000      Affiliated Managers Group, Inc.  *       1,530,120
     12,000      Ambac Financial Group, Inc.                754,920
     15,500      American Express Co.                       920,235
     20,000      Barclays PLC ADR                           972,400
     10,700      BlackRock, Inc. Class A                  1,855,487
     19,000      CIT Group, Inc.                            763,800
      2,000      Credicorp Ltd.                             135,400
      5,000      Credit Suisse Group ADR                    331,650
     34,000      Eaton Vance Corp.                        1,358,640
     15,961      Fidelity National Information
                   Services, Inc.                           708,190
      9,000      Franklin Resources, Inc.                 1,147,500
     18,300      HDFC Bank Ltd. ADR                       1,960,479
     38,000      Leucadia National Corp.                  1,832,360
     24,000      Loews Corp.                              1,160,400
      9,300      MasterCard, Inc. Class A                 1,376,121
     23,000      Nuveen Investments, Inc. Class A         1,424,620
     19,000      Principal Financial Group, Inc.          1,198,710
     21,000      ProAssurance Corp.  *                    1,131,270
     24,000      T. Rowe Price Group, Inc.                1,336,560
                                                    ---------------
                                                         21,898,862
                 FOOD PROCESSING  (1.5%)
      7,400      Bunge Ltd.                                 795,130
     24,000      Dean Foods Co.                             613,920
     56,250      Flowers Foods, Inc.                      1,226,250
     60,600      Groupe Danone ADR                          951,420
     27,000      Hormel Foods Corp.                         966,060
     11,000      McCormick & Company, Inc.                  395,670
     20,000      Ralcorp Holdings, Inc.  *                1,116,400
     35,400      Unilever PLC ADR                         1,121,118

    SHARES                                                  VALUE
  -----------------------------------------------------------------
     19,000      Wm. Wrigley Jr. Co.                $     1,220,370
                                                    ---------------
                                                          8,406,338
                 FOREIGN TELECOMMUNICATIONS  (0.8%)
     34,000      America Movil SAB de C.V. Ser. L ADR     2,176,000
     25,600      PT Telekomunikasi Indonesia ADR          1,249,792
     34,000      Telefonos de Mexico S.A. de C.V. ADR     1,117,580
                                                    ---------------
                                                          4,543,372
                 HEALTH CARE INFORMATION SYSTEMS (0.4%)
     46,000      Allscripts Healthcare Solutions, Inc. *  1,243,380
     20,500      Cerner Corp.  *                          1,226,105
                                                    ---------------
                                                          2,469,485
                 HOME APPLIANCES  (0.4%)
     40,000      Toro Co. (The)                           2,353,200
                 HOME BUILDING  (0.2%)
     25,600      Forest City Enterprises, Inc. Class A    1,412,096
                 HOTEL/GAMING  (2.2%)
      7,000      Boyd Gaming Corp.                          299,950
     19,200      Gaylord Entertainment Co.  *             1,021,824
      1,678      InterContinental Hotels Group PLC ADR       33,325
     27,000      International Game Technology            1,163,700
     24,500      Marriott International, Inc. Class A     1,065,015
     10,000      MGM MIRAGE  *                              894,400
     64,000      Penn National Gaming, Inc.  *            3,777,280
     23,000      Station Casinos, Inc.                    2,012,040
     18,000      Vail Resorts, Inc.  *                    1,121,220
     30,300      Wyndham Worldwide Corp.                    992,628
                                                    ---------------
                                                         12,381,382
                 HOUSEHOLD PRODUCTS  (0.7%)
     24,200      Church & Dwight Company, Inc.            1,138,368
     16,000      Energizer Holdings, Inc.  *              1,773,600
     22,000      Scotts Miracle-Gro Co. (The) Class A       940,500
                                                    ---------------
                                                          3,852,468
                 HUMAN RESOURCES  (0.3%)
      5,000      Manpower, Inc.                             321,750
     25,300      Watson Wyatt Worldwide, Inc. Class A     1,136,982
                                                    ---------------
                                                          1,458,732
                 INDUSTRIAL SERVICES  (2.5%)
     16,250      Aaron Rents, Inc. Class B                  362,375
     30,000      C.H. Robinson Worldwide, Inc.            1,628,700
     48,000      CB Richard Ellis Group, Inc. Class A *   1,336,320
     63,000      Corrections Corp. of America  *          1,648,710
     40,000      EMCOR Group, Inc.  *                     1,254,400
     24,000      Expeditors International of
                   Washington, Inc.                       1,135,200
     29,000      FTI Consulting, Inc.  *                  1,458,990
     42,000      Geo Group, Inc. (The)  *                 1,243,620
     34,500      Iron Mountain, Inc.  *                   1,051,560

                                            Value Line Premier Growth Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                  VALUE
  -----------------------------------------------------------------
     21,400      Laidlaw International, Inc.        $       753,708
     36,000      Quanta Services, Inc.  *                   952,200
     22,400      URS Corp.  *                             1,264,480
                                                    ---------------
                                                         14,090,263
                 INFORMATION SERVICES  (1.3%)
     19,000      Alliance Data Systems Corp.  *           1,471,360
     14,000      Dun & Bradstreet Corp. (The)             1,380,540
     28,000      Equifax, Inc.                            1,067,360
     21,000      FactSet Research Systems, Inc.           1,439,550
      7,000      Gartner, Inc.  *                           171,220
     22,600      IHS, Inc. Class A *                      1,276,674
     16,000      Moody's Corp.                              806,400
                                                    ---------------
                                                          7,613,104
                 INSURANCE - LIFE  (1.2%)
     20,600      AFLAC, Inc.                              1,175,024
     28,650      Delphi Financial Group, Inc. Class A     1,158,033
     34,000      Manulife Financial Corp.                 1,402,840
     20,000      MetLife, Inc.                            1,394,600
     11,700      Prudential Financial, Inc.               1,141,686
      6,000      Torchmark Corp.                            373,920
                                                    ---------------
                                                          6,646,103
                 INSURANCE - PROPERTY & CASUALTY (2.2%)
     19,000      ACE Ltd.                                 1,150,830
     30,000      American Financial Group, Inc.             855,600
     15,000      Arch Capital Group Ltd.  *               1,116,150
     25,000      Assurant, Inc.                           1,337,500
     20,000      Chubb Corp. (The)                        1,072,800
     15,117      Fidelity National Financial, Inc. Class A  264,245
     33,750      HCC Insurance Holdings, Inc.               966,600
      3,000      Markel Corp.  *                          1,452,000
     17,800      RLI Corp.                                1,009,616
     16,500      SAFECO Corp.                             1,010,130
     24,100      Sun Life Financial, Inc.                 1,264,045
     23,550      Zenith National Insurance Corp.          1,057,160
                                                    ---------------
                                                         12,556,676
                 INTERNET  (0.6%)
      5,000      Google, Inc. Class A *                   2,836,350
     13,000      Nutri/System, Inc.  *                      609,570
                                                    ---------------
                                                          3,445,920
                 MACHINERY  (4.6%)
     14,000      Caterpillar, Inc.                        1,098,020
     33,700      CNH Global N.V.                          2,046,938
      9,700      Cummins, Inc.                            1,240,533
     11,300      Curtiss-Wright Corp.                       536,750
      9,600      Deere & Co.                              1,424,832
     18,000      Flowserve Corp.                          1,371,240
     21,300      Foster Wheeler Ltd.  *                   2,796,264
     33,400      Gardner Denver, Inc.  *                  1,302,600
     28,125      Graco, Inc.                              1,099,969
     29,850      IDEX Corp.                               1,086,241
     21,000      Kaydon Corp.                             1,091,790
     17,000      Lennox International, Inc.                 574,600
     62,000      Manitowoc Company, Inc. (The)            2,745,360
     20,600      MSC Industrial Direct Co., Inc. Class A  1,042,154

    SHARES                                                  VALUE
  -----------------------------------------------------------------
     22,000      Regal-Beloit Corp.                 $     1,053,580
     26,000      Roper Industries, Inc.                   1,703,000
     21,000      Snap-on, Inc.                            1,040,340
     31,200      Terex Corp.  *                           2,777,424
                                                    ---------------
                                                         26,031,635
                 MARITIME  (0.3%)
     34,000      Kirby Corp.  *                           1,500,760
                 MEDICAL SERVICES  (3.7%)
     15,000      Amedisys, Inc.  *                          576,300
     20,700      Coventry Health Care, Inc.  *            1,287,747
     24,000      DaVita, Inc.  *                          1,516,320
      7,200      Fresenius Medical Care AG & Co. KGaA ADR   382,032
     23,000      Healthways, Inc.  *                      1,241,310
     23,000      Humana, Inc.  *                          1,607,240
     36,000      inVentiv Health, Inc.  *                 1,577,520
     17,000      Laboratory Corporation of America
                   Holdings  *                            1,329,910
     22,000      Manor Care, Inc.                         1,416,800
     21,000      Pediatrix Medical Group, Inc.  *         1,373,820
     42,400      Psychiatric Solutions, Inc.  *           1,665,472
     36,000      Sierra Health Services, Inc.  *          1,518,840
     27,300      Sunrise Senior Living, Inc.  *             965,601
     34,400      VCA Antech, Inc.  *                      1,436,200
     15,000      WellCare Health Plans, Inc.  *           1,581,450
     23,630      WellPoint, Inc.  *                       1,864,880
                                                    ---------------
                                                         21,341,442
                 MEDICAL SUPPLIES  (6.1%)
      8,000      Alcon, Inc.                              1,151,360
     20,000      AmerisourceBergen Corp.                    906,600
     25,000      ArthroCare Corp.  *                      1,397,250
     12,200      Bard (C.R.), Inc.                        1,075,918
     21,000      Baxter International, Inc.               1,181,880
     14,500      Becton Dickinson & Co.                   1,189,725
     14,600      Cytyc Corp.  *                             695,690
     32,000      Dade Behring Holdings, Inc.              2,443,200
     37,000      DENTSPLY International, Inc.             1,540,680
     21,800      DJO, Inc.  *                             1,070,380
      4,600      Haemonetics Corp.  *                       227,332
     56,000      Henry Schein, Inc.  *                    3,407,040
     41,600      Hologic, Inc.  *                         2,537,600
     12,000      IDEXX Laboratories, Inc.  *              1,315,080
     25,600      Illumina, Inc.  *                        1,328,128
     24,000      Intuitive Surgical, Inc.  *              5,520,000
      2,500      Inverness Medical Innovations, Inc. *      138,300
     23,000      Kyphon, Inc.  *                          1,610,000
     18,000      McKesson Corp.                           1,058,220
     27,000      Owens & Minor, Inc.                      1,028,430
     26,000      PolyMedica Corp.                         1,365,520
     34,000      Respironics, Inc.  *                     1,633,020
     20,400      West Pharmaceutical Services, Inc.         849,864
                                                    ---------------
                                                         34,671,217
                 METALS & MINING DIVERSIFIED (0.5%)
     27,000      Allegheny Technologies, Inc.             2,968,650

Value Line Premier Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                  VALUE
  -----------------------------------------------------------------
                 METALS FABRICATING  (0.3%)
     26,000      Harsco Corp.                       $     1,541,020
                 NATURAL GAS - DISTRIBUTION  (0.7%)
     18,000      AGL Resources, Inc.                        713,160
     15,800      BG Group PLC ADR                         1,351,690
     33,600      Southern Union Co.                       1,045,296
     31,000      UGI Corp.                                  805,380
                                                    ---------------
                                                          3,915,526
                 NATURAL GAS - DIVERSIFIED  (1.6%)
     32,000      Energen Corp.                            1,827,840
     20,000      Equitable Resources, Inc.                1,037,400
     24,000      National Fuel Gas Co.                    1,123,440
     20,000      Questar Corp.                            1,050,600
     40,000      Southwestern Energy Co.  *               1,674,000
     42,776      XTO Energy, Inc.                         2,645,268
                                                    ---------------
                                                          9,358,548
                 NEWSPAPER  (0.2%)
     60,000      News Corp. Class B                       1,403,400

                 OILFIELD SERVICES/EQUIPMENT (0.9%)
     10,500      Core Laboratories N.V.  *                1,337,595
     14,600      Exterran Holdings, Inc.  *               1,172,964
     44,000      FMC Technologies, Inc.  *                2,537,040
                                                    ---------------
                                                          5,047,599
                 PACKAGING & CONTAINER  (0.9%)
     30,700      AptarGroup, Inc.                         1,162,609
      7,000      Ball Corp.                                 376,250
     34,000      CLARCOR, Inc.                            1,163,140
     18,500      Greif, Inc. Class A                      1,122,580
     30,000      Owens-Illinois, Inc.  *                  1,243,500
                                                    ---------------
                                                          5,068,079
                 PETROLEUM - INTEGRATED  (0.8%)
      7,000      BASF AG ADR                                960,120
     32,000      Petroleo Brasileiro S.A. -
                   Petrobras ADR                          2,416,000
     32,000      Tesoro Corp.                             1,472,640
                                                    ---------------
                                                          4,848,760
                 PETROLEUM - PRODUCING  (1.4%)
      8,600      CNOOC Ltd. ADR                           1,431,298
     66,000      Range Resources Corp.                    2,683,560
     77,500      Tenaris S.A. ADR                         4,078,050
                                                    ---------------
                                                          8,192,908
                 PHARMACY SERVICES (1.0%)
     28,000      CVS Caremark Corp.                       1,109,640
     40,000      Express Scripts, Inc.  *                 2,232,800
     22,000      Longs Drug Stores Corp.                  1,092,740

    SHARES                                                  VALUE
  -----------------------------------------------------------------
     15,000      Medco Health Solutions, Inc.  *    $     1,355,850
                                                    ---------------
                                                          5,791,030
                 POWER (0.6%)
     49,000      AES Corp. (The)  *                         981,960
     58,000      Covanta Holding Corp.  *                 1,421,580
     43,000      Reliant Energy, Inc.  *                  1,100,800
                                                    ---------------
                                                          3,504,340
                 PRECISION INSTRUMENT  (1.0%)
     18,300      Applera Corporation - Applied
                   Biosystems Group                         633,912
     15,400      Mettler Toledo International, Inc. *     1,570,800
     38,000      Thermo Fisher Scientific, Inc.  *        2,193,360
     19,000      Waters Corp.  *                          1,271,480
                                                    ---------------
                                                          5,669,552
                 PUBLISHING  (0.2%)
     17,000      McGraw-Hill Companies, Inc. (The)          865,470
                 R.E.I.T.  (1.5%)
      9,200      AvalonBay Communities, Inc.              1,086,152
     16,000      BRE Properties, Inc.                       894,880
     37,000      Brookfield Properties Co.                  921,300
      9,400      Essex Property Trust, Inc.               1,105,158
     10,000      General Growth Properties, Inc.            536,200
      7,958      Host Hotels & Resorts, Inc.                178,578
     24,000      LaSalle Hotel Properties                 1,009,920
     21,000      ProLogis                                 1,393,350
      4,000      SL Green Realty Corp.                      467,080
     16,000      Starwood Hotels & Resorts Worldwide, Inc.  972,000
                                                    ---------------
                                                          8,564,618
                 RAILROAD  (1.1%)
     13,500      Burlington Northern Santa Fe Corp.        ,095,795
     22,900      Canadian National Railway Co.            1,305,300
     19,000      Canadian Pacific Railway Ltd.            1,335,510
     41,000      Kansas City Southern  *                  1,318,970
     20,000      Norfolk Southern Corp.                   1,038,200
                                                    ---------------
                                                          6,093,775
                 RECREATION  (0.1%)
     29,000      Pool Corp.                                 724,420

                 RESTAURANT  (1.2%)
     27,000      Darden Restaurants, Inc.                 1,130,220
    126,562      Sonic Corp.  *                           2,961,551
     24,376      Tim Hortons, Inc.                          849,503
     18,000      Wendy's International, Inc.                628,380
     34,000      Yum! Brands, Inc.                        1,150,220
                                                    ---------------
                                                          6,719,874
                 RETAIL - AUTOMOTIVE  (0.4%)
      8,400      AutoZone, Inc.  *                          975,576

                                            Value Line Premier Growth Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                  VALUE
  -----------------------------------------------------------------
     33,600      O'Reilly Automotive, Inc.  *       $     1,122,576
                                                    ---------------
                                                          2,098,152
                 RETAIL - SPECIAL LINES  (1.4%)
     45,000      Coach, Inc.  *                           2,127,150
     22,500      Dick's Sporting Goods, Inc.  *           1,510,875
     26,400      Dress Barn, Inc. (The)  *                  449,064
     44,000      GameStop Corp. Class A *                 2,479,400
     30,000      Men's Wearhouse, Inc. (The)              1,515,600
                                                    ---------------
                                                          8,082,089
                 RETAIL BUILDING SUPPLY  (0.3%)
     28,000      Fastenal Co.                             1,271,480
      8,700      Watsco, Inc.                               403,941
                                                    ---------------
                                                          1,675,421
                 RETAIL STORE  (0.5%)
     20,000      J.C. Penney Company, Inc.                1,267,400
     33,000      Nordstrom, Inc.                          1,547,370
                                                    ---------------
                                                          2,814,770
                 SECURITIES BROKERAGE  (1.5%)
      8,000      Bear Stearns Companies, Inc. (The)         982,480
      2,200      CME Group, Inc.                          1,292,170
      6,200      Goldman Sachs Group, Inc. (The)          1,343,788
     28,000      Investment Technology Group, Inc. *      1,203,440
     27,000      Jefferies Group, Inc.                      751,410
     13,000      Merrill Lynch & Co., Inc.                  926,640
     12,300      Morgan Stanley                             774,900
     33,000      Raymond James Financial, Inc.            1,084,050
                                                    ---------------
                                                          8,358,878
                 SEMICONDUCTOR  (0.4%)
     21,000      FormFactor, Inc.  *                        931,770
     37,500      NVIDIA Corp.  *                          1,359,000
                                                    ---------------
                                                          2,290,770
                 SHOE  (0.8%)
     13,000      Deckers Outdoor Corp.  *                 1,427,400
     15,200      Genesco, Inc.  *                           701,176
     20,000      NIKE, Inc. Class B                       1,173,200
     26,000      Steven Madden Ltd.                         492,700
     35,000      Wolverine World Wide, Inc.                 959,000
                                                    ---------------
                                                          4,753,476
                 STEEL - GENERAL  (0.6%)
     11,000      Carpenter Technology Corp.               1,430,110
     14,000      Commercial Metals Co.                      443,100
     22,000      Nucor Corp.                              1,308,340
                                                    ---------------
                                                          3,181,550
                 TELECOMMUNICATION SERVICES  (3.6%)
     35,750      American Tower Corp. Class A *           1,556,555
     29,000      AT&T, Inc.                               1,226,990
     17,300      BT Group PLC ADR                         1,086,959
     21,000      CenturyTel, Inc.                           970,620
     50,877      Crown Castle International Corp.  *      2,067,132

    SHARES                                                  VALUE
  -----------------------------------------------------------------
      8,000      Embarq Corp.                       $       444,800
     16,000      Equinix, Inc.  *                         1,419,040
     14,500      Millicom International Cellular S.A. *   1,216,550
     20,000      Mobile TeleSystems ADR                   1,386,200
     39,000      NII Holdings, Inc.  *                    3,203,850
     19,500      Philippine Long Distance Telephone
                   Co. ADR                                1,254,630
     50,300      Time Warner Telecom, Inc. Class A *      1,105,091
    127,500      Vimpel-Communications ADR                3,447,600
                                                    ---------------
                                                         20,386,017
                 TELECOMMUNICATIONS EQUIPMENT (1.0%)
     22,700      Anixter International, Inc.  *           1,871,615
     30,000      Ciena Corp.  *                           1,142,400
     35,000      Cisco Systems, Inc.  *                   1,158,850
     34,000      CommScope, Inc.  *                       1,708,160
                                                    ---------------
                                                          5,881,025
                 THRIFT  (0.5%)
     16,000      FirstFed Financial Corp.  *                792,800
     89,768      Hudson City Bancorp, Inc.                1,380,632
     47,250      People's United Financial, Inc.            816,480
                                                    ---------------
                                                          2,989,912
                 TIRE & RUBBER  (0.2%)
     24,400      Carlisle Companies, Inc.                 1,185,840
                 TOBACCO  (0.4%)
     16,000      Altria Group, Inc.                       1,112,480
     17,000      British American Tobacco PLC ADR         1,223,660
                                                    ---------------
                                                          2,336,140
                 TOILETRIES & COSMETICS  (0.2%)
     34,800      Luxottica Group S.p.A. ADR               1,179,720
                 TRUCKING  (0.7%)
     29,000      Hunt (J.B.) Transport Services, Inc.       762,700
      4,700      Knight Transportation, Inc.                 80,887
     76,000      Landstar System, Inc.                    3,189,720
                                                    ---------------
                                                          4,033,307
                 WATER UTILITY  (0.2%)
     27,600      Cia de Saneamento Basico do Estado
                   de Sao Paulo ADR                       1,363,440

                 WIRELESS NETWORKING  (0.7%)
     12,700      Itron, Inc.  *                           1,181,989
     15,900      Research In Motion Ltd.  *               1,566,945
     43,000      SBA Communications Corp. Class A *       1,517,039
                                                    ---------------
                                                          4,265,973

                                            Value Line Premier Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 TOTAL COMMON STOCKS AND TOTAL
                  INVESTMENT SECURITIES (96.6%)
                  (COST $330,704,063)                   550,878,308
                                                    ---------------

  PRINCIPAL
    AMOUNT                                                VALUE
  -----------------------------------------------------------------
  REPURCHASE AGREEMENTS (1) (2.9%)
$ 16,700,000     With Morgan Stanley, 3.80%,
                  dated 9/28/07, due
                  10/1/07, delivery value
                  $16,705,288
                  (collateralized by
                  $12,580,000 U.S. Treasury
                  Notes 8.50%, due 2/15/20,
                  with a value of
                  $17,014,535)                      $    16,700,000
                                                    ---------------

                 TOTAL REPURCHASE
                  AGREEMENTS
                  (COST $16,700,000)                     16,700,000
                                                    ---------------
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES  (0.5%)                                     2,740,953
                                                    ---------------
NET ASSETS  (100.0%)                                $   570,319,261
                                                    ---------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($570,319,261 / 18,209,634 SHARES
  OUTSTANDING)                                      $         31.32
                                                    ---------------
*        Non-income producing.
(1)      The Fund's custodian takes possession of the
         underlying collateral securities, the value of
         which exceeds the principal amount of the
         repurchase transaction, including accrued interest.
ADR      American Depositary Receipt
GDR      Global Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2007 was as follows:
                                                          TOTAL NET
                                                          UNREALIZED
TOTAL COST        APPRECIATION        DEPRECIATION        APPRECIATION
----------------------------------------------------------------------
$347,404,063      $224,001,801        $(3,827,556)        $220,174,245

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 29, 2007
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         --------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 29, 2007
         -----------------